Jacob Internet Fund
Schedule of Investments (+)
May 31, 2020 (Unaudited)

Shares			Value
		COMMON STOCKS - 94.9%
		Business Services - 13.8%
24,200		JOYY, Inc. - Class A - ADR *^	$1,477,410
223,275		OptimizeRx Corp. *	2,536,404
4,800		PayPal Holdings, Inc. *	744,048
35,275		Zillow Group, Inc. - Class C *	2,045,597
			6,803,459
		Calculating and Accounting Machines (No Electronic Computers) - 3.5%
239,100		USA Technologies, Inc. *	1,709,565
		Catalog & Mail - Order Houses - 3.5%
8,200		Alibaba Group Holding Ltd. - ADR *^	1,700,598
		Communications Equipment - 3.1%
321,740		Powerfleet, Inc. *	1,512,178
		Computer Peripheral Equipment - 4.8%
232,911		Immersion Corp. *	1,573,314
30,300		Impinj, Inc. *	783,255
			2,356,569
		Computer Programing and Data Processing - 19.8%
1,600		Alphabet, Inc. - Class C *	2,286,272
6,800		Facebook, Inc. - Class A *	1,530,612
8,400		MongoDB, Inc. - Class A *	1,949,724
70,000		SVMK, Inc. *	1,410,500
5,000		Tencent Holdings Ltd. (HK) (a)	270,779
74,317		Twitter, Inc. *	2,301,598
			9,749,485
		Direct Mail Advertising Services - 1.8%
89,317		SharpSpring, Inc. *	884,238
		Electronic Computers - 0.8%
1,200		Apple, Inc.	381,528
		Miscellaneous Amusement & Recreation - 2.8%
34,500		DraftKings, Inc. - Class A *	1,369,650
		Offices & Clinics of Doctors of Medicine - 0.2%
700		Teladoc Health, Inc. *	121,842
		Patent Owners and Lessors - 6.0%
457,096		Digital Turbine, Inc. *	2,934,556
		Personal Services - 3.5%
78,500		Yelp, Inc. - Class A *	1,706,590
		Prepackaged Software - 20.8%
179,079		Inspired Entertainment, Inc. *	481,722
1,200		Paylocity Holding Corp. *	156,006
31,160		SINA Corp. *^	975,620
34,000		Square, Inc. - Class A *	2,756,720
17,500		Tabula Rasa HealthCare, Inc. *	935,025
24,800		Twilio, Inc. - Class A *	4,900,480
			10,205,573
		Radio, Television, and Publishers' Advertising Representatives - 4.1%
127,600		Yext, Inc. *	2,014,804
		Real Estate - 1.2%
370,681		Leju Holdings Ltd. - ADR *^	611,624
		Savings Institutions, Federally Chartered - 1.2%
12,585		E*TRADE Financial Corp.	573,121
		Semiconductors and Related Devices - 2.2%
31,200		CEVA, Inc. *	1,075,464
		State Commercial Banks - 1.8%
56,688		First Internet Bancorp	911,543
		TOTAL COMMON STOCKS (Cost $28,498,119)	46,622,387

		MONEY MARKET FUND - 2.5%
		Other Investment Pools and Funds - 2.5%
1,253,638		First American Government Obligations Fund - Class X, 0.09% (b)	1,253,638
		TOTAL MONEY MARKET FUND (Cost $1,253,638)	1,253,638

		TOTAL INVESTMENTS (Cost $29,751,757) - 97.4%	47,876,025
		OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%	1,274,484
		TOTAL NET ASSETS - 100.0%	$49,150,509

	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	(a)	Level 2 Security.
	(b)	7-day yield.
	ADR	American Depositary Receipt.
	(HK)	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.
	(+)	Schedule of Investment is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.

Jacob Internet Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at  the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Funds values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the NAV. In such cases, use of fair valuation can reduce the investor's ability to seek profit by estimating the fund's NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Internet Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund  has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Internet Fund's investments as of May 31, 2020:

	Level 1	Level 2		Level 3	Total
Common Stocks
Prepackaged Software	$10,205,573	$-		$-	$10,205,573
Computer Programing and Data Processing	9,478,706	270,779	(a)	-	9,749,485
Business Services	6,803,459	-		-	6,803,459
Patent Owners and Lessors	2,934,556	-		-	2,934,556
Computer Peripheral Equipment	2,356,569	-		-	2,356,569
Radio, Television, and Publishers' Advertising Representatives	2,014,804	-		-	2,014,804
Calculating and Accounting Machines (No Electronic Computers)	1,709,565	-		-	1,709,565
Personal Services	1,706,590	-		-	1,706,590
Catalog & Mail - Order Houses	1,700,598	-		-	1,700,598
Communications Equipment	1,512,178	-		-	1,512,178
Miscellaneous Amusement & Recreation	1,369,650	-		-	1,369,650
Semiconductors and Related Devices	1,075,464	-		-	1,075,464
State Commercial Banks	911,543	-		-	911,543
Direct Mail Advertising Services	884,238	-		-	884,238
Real Estate	611,624	-		-	611,624
Savings Institutions, Federally Chartered	573,121	-		-	573,121
Electronic Computers	381,528	-		-	381,528
Offices & Clinics of Doctors of Medicine	121,842	-		-	121,842
Total Common Stocks	46,351,608	270,779		-	46,622,387

Short Term Investment
Money Market Fund	1,253,638	-		-	1,253,638

Total Investments in Securities	$47,605,246	$270,779		$-	$47,876,025

(a) Certain non-U.S. dollar demoninated securities use systematic fair valuation.

Tax Disclosure - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and concluded that there is no effect to any of the Fund's financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund does not have examinations in progress.